Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 19,722	$ 6,412
Restricted cash	50	0
Accounts receivable trade	2,652	1,437
Inventories	395	650
Prepaid expenses	528	601
Due from related parties	$ 386	$ 0
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	$ 897	$ 503
Vessel held for sale	0	14,880
Total current assets	24,630	24,483
Fixed assets:
Vessels, net	76,073	110,589
Right-of-use assets	26,713	27,560
Total fixed assets	102,786	138,149
Other non-current assets:
Restricted cash, non-current	350	350
Other non-current assets	1,155	1,155
Equity method investment	12,572	3,588
Deferred charges and other investments, non-current	2,703	4,348
TOTAL ASSETS	144,196	172,073
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $315 and $723, respectively	6,391	17,650
Due to related parties	$ 9,110	$ 7,271
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Trade accounts and other payables	$ 2,692	$ 1,823
Accrued liabilities	3,968	2,682
Finance lease liabilities, current	17,459	2,032
Deferred revenue	123	1,395
Dividends payable	276	663
Total current liabilities	40,019	33,516
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $626 and $989, respectively	43,103	61,103
Finance lease liabilities, non-current	0	16,938
Other liabilities, non-current	0	428
Total liabilities	83,122	111,985
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 100,000,000 shares authorized; 40,000 Series B preferred shares issued and outstanding as at September 30, 2025 and December 31, 2024, respectively	0	0
Common stock, $0.0001 par value; 2,000,000,000 authorized shares as at September 30, 2025 and December 31, 2024; 9,141,804 and 8,844,267 shares issued and outstanding as at September 30, 2025 and December 31, 2024, respectively	1	1
Additional paid-in capital	39,496	39,176
Accumulated other comprehensive income/(loss)	5	(4)
Retained earnings	18,047	20,915
Total United Maritime Corporation stockholders' equity	57,549	60,088
Non-controlling interest	3,525	0
Total stockholders' equity	61,074	60,088
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 144,196	$ 172,073